Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Summary of Property, Plant and Equipment:	The following is a summary of property, plant and equipment:
	September 30, 2023	December 31, 2022

Buildings and cultivation facilities	$-	$635,040
Machinery and equipment	1,383,356	1,017,206
Office equipment and furniture	193,456	103,201
Total	1,576,812	1,755,447
Less: Accumulated depreciation	(31,609)	(330,312)
Total property, plant and equipment, net	$1,545,203	$1,425,135